Contribution Plan in the PRC (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Contribution Plan in the PRC [Abstract]
Contributions, description	The PRC Subsidiaries are required to make contributions to the local social security bureau at 29.4% to 37.4% of the previous year’s average basic salary amount of the geographical area where the employees are under employment with the PRC Subsidiaries.	The PRC Subsidiaries are required to make contributions to the local social security bureau at 29.4% to 37.4% of the previous year’s average basic salary amount of the geographical area where the employees are under employment with the PRC Subsidiaries.	The PRC Subsidiaries are required to make contributions to the local social security bureau at 29.4% to 37.4% of the previous year’s average basic salary amount of the geographical area where the employees are under employment with the PRC Subsidiaries.
Accommodation fund, percentage	9.00%	9.00%	9.00%